UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Redmile Group, LLC
Address: 100 Pine Street, Suite #1925

         San Francisco, CA  94111

13F File Number:  28-12776

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeremy Green
Title:     Managing Member
Phone:     415-489-9980

Signature, Place, and Date of Signing:

     Jeremy Green     San Francisco, CA     October 11, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     34

Form13F Information Table Value Total:     $175,015 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AETNA INC NEW                  COM              00817Y108     5845   184900 SH       DEFINED                         184900
ALIGN TECHNOLOGY INC           COM              016255101     8186   418100 SH       DEFINED                         418100
ANTHERA PHARMACEUTICALS INC    COM              03674U102     1743   416059 SH       DEFINED                         416059
ARDEA BIOSCIENCES INC          COM              03969P107     3427   149017 SH       DEFINED                         149017
ARIAD PHARMACEUTICALS INC      COM              04033A100     5685  1488150 SH       DEFINED                        1488150
ARTHROCARE CORP                COM              043136100     2359    86801 SH       DEFINED                          86801
BIODEL INC                     COM              09064M105     1782   336200 SH       DEFINED                         336200
BIOMIMETIC THERAPEUTICS INC    COM              09064X101     7070   620150 SH       DEFINED                         620150
BIOSPECIFICS TECHNOLOGIES CO   COM              090931106     4756   176672 SH       DEFINED                         176672
CONMED CORP                    COM              207410101     2327   103841 SH       DEFINED                         103841
DAVITA INC                     COM              23918K108     7283   105505 SH       DEFINED                         105505
FRESENIUS MED CARE AG&CO KGA   SPONSORED ADR    358029106      457     7400 SH       DEFINED                           7400
GENZYME CORP                   COM              372917104     6456    91200 SH       DEFINED                          91200
HEARTWARE INTL INC             COM              422368100     3463    50358 SH       DEFINED                          50358
HILL ROM HLDGS INC             COM              431475102     7269   202548 SH       DEFINED                         202548
INCYTE CORP                    COM              45337C102     4559   285126 SH       DEFINED                         285126
LEMAITRE VASCULAR INC          COM              525558201     2190   310696 SH       DEFINED                         310696
MAP PHARMACEUTICALS INC        COM              56509R108     3060   200000 SH       DEFINED                         200000
MICROMET INC                   COM              59509C105     5275   784900 SH       DEFINED                         784900
NEKTAR THERAPEUTICS            COM              640268108     8271   559986 SH       DEFINED                         559986
NXSTAGE MEDICAL INC            COM              67072V103     6616   346400 SH       DEFINED                         346400
ONYX PHARMACEUTICALS INC       COM              683399109    12082   458000 SH       DEFINED                         458000
ORTHOFIX INTL N V              COM              N6748L102    11011   350450 SH       DEFINED                         350450
PROTALIX BIOTHERAPEUTICS INC   COM              74365A101     5428   624600 SH       DEFINED                         624600
SAVIENT PHARMACEUTICALS INC    COM              80517Q100     1242    54300 SH       DEFINED                          54300
SEQUENOM INC                   COM NEW          817337405    12925  1843800 SH       DEFINED                        1843800
STRYKER CORP                   COM              863667101     3263    65200 SH       DEFINED                          65200
TENET HEALTHCARE CORP          COM              88033G100      487   103100 SH       DEFINED                         103100
TOMOTHERAPY INC                COM              890088107     3611  1025872 SH       DEFINED                        1025872
UNITED THERAPEUTICS CORP DEL   COM              91307C102     8682   155000 SH       DEFINED                         155000
UNITEDHEALTH GROUP INC         COM              91324P102     5895   167900 SH       DEFINED                         167900
XENOPORT INC                   COM              98411C100     3547   498900 SH       DEFINED                         498900
YM BIOSCIENCES INC             COM              984238105     1308   774000 SH       DEFINED                         774000
ZYMOGENETICS INC               COM              98985T109     7455   764600 SH       DEFINED                         764600